UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09819
Securities Act of 1933 file number: 333-30810
STATE STREET INSTITUTIONAL INVESTMENT TRUST
(Exact name of registrant as specified in charter)
P.O. Box 5049
Boston, Massachusetts 02206
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
David James, Secretary	Timothy W. Diggins, Esq.
State Street Bank and Trust Company	Ropes & Gray LLP
4 Copley Place, 5th Floor	Prudential Tower
Boston, Massachusetts 02116	800 Boylston Street
Boston, MA 02199-3600
Registrant’s telephone number, including area code: (617) 662-1742
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1: Shareholder Report

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT
BOND FUND

SEMI-ANNUAL REPORT

June 30, 2011
(Unaudited)

State Street Institutional Short-Term Tax Exempt Bond Fund (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of the State Street Short-Term Tax Exempt Bond Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2011 to June 30, 2011.

The table below illustrates your Fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2011	June 30, 2011	Period*
Based on Actual Fund Return	$1,000.00	$1,009.00	$1.25

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25

*	The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund’s annualized average weighted expense ratio as of June 30, 2011 was 0.25%, which includes the Fund’s proportionate share of the expenses of the State Street Short-Term Tax Exempt Bond Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

2

State Street Short-Term Tax Exempt Bond Fund

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments in corresponding Portfolio, at market value (identified cost $114,206,150) (Note 1)	$114,931,560
Receivable from Adviser (Note 3)	1,387

Total assets	114,932,947
Liabilities
Professional fees	8,508
Administration and custody fees (Note 3)	5,093
Transfer agent fees	1,268
Registration and filing fees	109
Accrued expenses and other liabilities	3,925

Total liabilities	18,903

Net Assets	$114,914,044

Net Assets Consist of:
Paid-in capital	$114,138,017
Undistributed net investment income	2
Accumulated net realized gain	50,615
Net unrealized appreciation on investments	725,410

Net Assets	$114,914,044

Shares of Beneficial Interest Outstanding	11,415,534
Offering, Net Asset Value, and Redemption Price Per Share	$10.07

See Notes to Financial Statements.

3

State Street Short-Term Tax Exempt Bond Fund

Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$822,422
Expense allocated from Portfolio (Note 3)	(95,822)

726,600

Expenses
Administration and custody fees (Note 3)	18,740
Professional fees	12,268
Printing fees	5,532
Insurance fees	5,216
Transfer agent fees (Note 3)	4,124
Registration and filing fees	183
Other expenses	1,250

Total expenses	47,313
Less: Expenses reimbursed by the Adviser (Note 3)	(18,922)

Net expenses	28,391

Net Investment Income	$698,209

Net Realized and Unrealized Gain
Net realized gain allocated from Portfolio on investments	$47,216
Change in net unrealized appreciation allocated from Portfolio on investments	141,823

Net Increase in Net Assets Resulting from Operations	$887,248

See Notes to Financial Statements.

4

State Street Short-Term Tax Exempt Bond Fund

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

Increase in Net Assets Resulting from Operations:
Net investment income	$698,209	$1,485,823
Net realized gain on investments	47,216	190,858
Change in net unrealized appreciation on investments	141,823	(491,848)

Net increase in net assets resulting from operations	887,248	1,184,833

Distributions to Shareholders from:
Net investment income	(698,267)	(1,489,201)
Net realized gain on investments	–	(287,504)

Total distributions	(698,267)	(1,776,705)

Net Increase (Decrease) from Capital Share Transactions
Shares sold	25,000,000	14,052,532
Reinvestment of distributions	698,282	1,776,705
Shares redeemed	–	(6,581,295)

Net increase from capital share transactions	25,698,282	9,247,942

Net Increase in Net Assets	25,887,263	8,656,070
Net Assets
Beginning of period	89,026,781	80,370,711

End of period	$114,914,044	$89,026,781

Undistributed net investment income	$2	$60

Changes in Shares:
Shares sold	2,486,573	1,390,509
Reinvestment of distributions	69,445	175,963
Shares redeemed	–	(650,382)

Net increase in shares	2,556,018	916,090

See Notes to Financial Statements.

5

State Street Short-Term Tax Exempt Bond Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six Months
	Ended
	6/30/11		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		12/31/10	12/31/09	12/31/08	12/31/07(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.05		$10.12	$10.06	$10.01	$10.00

Investment Operations:
Net investment income*	0.07		0.17	0.22	0.23	0.31
Net realized and unrealized gain (loss) on investments	0.02		(0.03)	0.11	0.06	0.01

Total from investment operations	0.09		0.14	0.33	0.29	0.32

Less Distributions From:
Net investment income	(0.07)		(0.18)	(0.22)	(0.24)	(0.31)
Capital gains	–		(0.03)	(0.05)	–	–

Total distributions	(0.07)		(0.21)	(0.27)	(0.24)	(0.31)

Net Asset Value, End of Period	$10.07		$10.05	$10.12	$10.06	$10.01

Total Return(c)	0.90	% **	1.36%	3.32%	2.93%	3.29	% **
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$114,914		$89,027	$80,371	$101,307	$40,438
Ratios to average net assets(b):
Gross operating expenses	0.29	% ***	0.28%	0.21%	0.33%	0.46	% ***
Net operating expenses	0.25	% ***	0.25%	0.20%	0.20%	0.18	% ***
Net investment income	1.41	% ***	1.71%	2.14%	2.34%	3.51	% ***
Expense waiver(d)	0.04	% ***	0.03%	0.01%	0.13%	0.02	% ***
Portfolio turnover rate(e)	14	% **	17%	50%	89%	31	% **

(a)	The Fund commenced operations on February 7, 2007.

(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(e)	Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

*	Net investment income per share is calculated using the average shares method.

**	Not annualized.

***	Annualized.

6

State Street Institutional Short-Term Tax Exempt Bond Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

1.	Organization
State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of June 30, 2011, the following series of the Trust had commenced operations: the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund.

The Fund invests all of its investable assets in interests of the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.99% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of June 30, 2011, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

7

State Street Institutional Short-Term Tax Exempt Bond Fund
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Federal income taxes – The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

At June 30, 2011, the cost of investments computed on a federal income tax basis was $114,206,150 resulting in $725,410 of unrealized appreciation.

The Fund has reviewed the tax positions for open years as of December 31, 2010 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years since inception through 2010 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

Use of estimates – The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.	Related Party Fees
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio’s average daily net assets. The Fund has also retained SSgA FM to serve as its Investment Adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to limit the total operating expenses of the Fund (exclusive of interest, taxes and extraordinary expenses) on an annual basis at 0.25% of the Fund’s average daily net assets through April 30, 2012. For the period ended June 30, 2011, SSgA FM reimbursed the Fund $18,922 under these agreements.

8

State Street Institutional Short-Term Tax Exempt Bond Fund
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

State Street serves as the Fund’s administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,600 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund’s shareholders. The Fund accrued fees under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC (“SSGM”), an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. There are currently no eligible financial intermediaries receiving payments under the Rule 12b-1 Plan, therefore, the Fund has not accrued any 12b-1 expenses during the period ended June 30, 2011.

Boston Financial Data Services (“BFDS”), a joint venture of DST systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200.

4.	Investment Sub-Adviser
Effective April 1, 2010, Nuveen Asset Management (“Nuveen”) serves as the investment sub-adviser to the Portfolio and is responsible for the day-to-day management of the Portfolio’s investments, subject to supervision by the Adviser and the Board of Trustees. For its services, the Adviser pays Nuveen 50% of the management fee, net of waivers, paid by the Portfolio to the Adviser. The Portfolio is not responsible for the fees paid to Nuveen.

5.	Indemnifications
The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.	Subsequent Events
In accordance with provisions surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements.

Management has determined that there are no additional material events that would require disclosure in the Fund’s financial statements.

9

State Street Institutional Short-Term Tax Exempt Bond Fund
General Information
June 30, 2010 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

10

11

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator and Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

Transfer Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, MA 02171

Distributor
State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Short-Term Tax Exempt Bond Fund
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

STATE STREET SHORT-TERM TAX EXEMPT
BOND PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2011
(Unaudited)

State Street Institutional Short-Term Tax Exempt Bond Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2011 to June 30, 2011.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2010	June 30, 2011	Period*
Based on Actual Portfolio Return	$1,000.00	$1,009.10	$0.95

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of June 30, 2011 was 0.19%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2011

General Obligations	33.5%

Appropriation	17.6

Other Revenue	12.3

Higher Education	9.0

Water & Sewer	6.4

Hospital	4.6

Other Utility	3.9

Resource Recovery	3.6

Pre Refunded/Escrow to Maturity	2.7

Student Loan	1.8

Airport	1.4

Other Transportation	1.2

Public Power	1.1

Cash/Money Market Fund	0.9

Total	100.0%

Maturity Ladder*	June 30, 2011

Less than 6 months	9.8%

6 months – 1 year	20.7

1-2 years	32.8

2+ years	35.7

Total	99.0%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS – 98.1%
California – 10.1%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 – A	4.000%	04/01/2012	04/01/2012	$1,260,000	$1,289,988
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	12/01/2011	1,000,000	1,007,480
County of Kern, Refunding Revenue COP, Solid Waste System Improvements	4.000%	08/01/2013	08/01/2013	1,490,000	1,576,584
Fontana Unified School District Board Antic Notes, GO Unlimited, Antic Notes(a)	–%	12/01/2012	12/01/2012	2,500,000	2,491,600
Irvine Unified School District Special Tax Community Facilities District No. 86-1, INS: Assured GTY	5.000%	09/01/2012	09/01/2012	1,460,000	1,525,539
Los Angeles Municipal Improvement Corp., Revenue Bonds, Capital Equipment, Series A, INS: NATL	5.000%	08/01/2012	08/01/2012	1,150,000	1,195,540
Mojave Unified School District No. 2, GO Unlimited, Antic Notes(a)	–%	06/01/2013	06/01/2013	2,070,000	1,980,369
San Bernardino County Transportation Authority Revenue Bonds, Notes – Series A	4.000%	05/01/2012	05/01/2012	500,000	515,210

					11,582,310

Connecticut – 4.2%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University Series A-3(b)	4.000%	02/07/2013	07/01/2049	2,500,000	2,638,625
State of Connecticut, GO Unlimited, Series B	4.000%	05/01/2013	05/01/2013	1,300,000	1,380,834
Town of Hamden, GO Unlimited, Unrefunded Bal-2005, INS: NPFGC	4.500%	08/15/2012	08/15/2012	830,000	850,310

					4,869,769

Delaware – 0.9%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	06/01/2012	1,000,000	1,035,760

Florida – 7.4%
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2011	12/01/2011	870,000	878,169
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2012	12/01/2012	575,000	590,812
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A	5.250%	07/01/2012	07/01/2012	1,525,000	1,595,074
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	07/01/2012	2,000,000	2,092,960

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Florida (continued)
Miami-Dade County Industrial Development Authority, Revenue Bonds, Waste Mangement, Inc.,-RMKT(b)	1.250%	11/01/2011	09/01/2027	$1,475,000	$1,476,077
Palm Beach County School District, COP, INS: NPFGC	5.000%	08/01/2011	08/01/2011	1,880,000	1,885,245

					8,518,337

Georgia – 6.7%
Burke County Development Authority, Pollution Control, Revenue Bonds(b)	2.300%	04/01/2014	10/01/2032	3,000,000	3,054,420
Carroll County School District, GO Unlimited	4.000%	04/01/2011	04/01/2014	1,400,000	1,513,456
Fulton-Dekalb Hospital Authority, Revenue Bonds, Certificates, INS: AGM	5.000%	01/01/2013	01/01/2013	1,025,000	1,087,843
Georgia State Environmental Loan Acquisition Corporation, Revenue Bonds, Local Government Loan Securitization Bonds	1.375%	03/15/2014	03/15/2014	2,000,000	2,013,480

					7,669,199

Hawaii – 0.9%
City & County of Honolulu GO Unlimited, Series B, INS: FSA	5.500%	07/01/2013	07/01/2013	1,000,000	1,096,810

Illinois – 3.4%
Cook County Township High School, District No 227 Rich Township, GO Unlimited, INS: AGM	4.125%	12/10/2013	12/01/2013	2,500,000	2,651,225
Public Building Commission of Peoria, School District Facilities Capital Appreciation, Revenue Bonds, Series A, INS: Assured GTY(a)	–%	12/01/2013	12/01/2013	1,300,000	1,224,665

					3,875,890

Indiana – 1.5%
Indiana Bond Bank Revenue Bonds, State Revolving Funding Progress, Series C	5.000%	02/01/2013	02/01/2013	1,600,000	1,713,200

Kansas – 2.6%
City of Salina Kansas, GO Unlimited, Internal Improvement Bonds, Series A	5.000%	10/01/2013	10/01/2013	1,750,000	1,916,652
Johnson County Unified School District No. 229 Blue Valley, GO Unlimited, Series A, INS: AGMC	5.000%	10/01/2012	10/01/2012	1,000,000	1,058,070

					2,974,722

Kentucky – 1.0%
Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Revenue Bonds, Series A	5.000%	02/01/2014	02/01/2014	1,000,000	1,101,750

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Louisiana – 1.8%
Louisiana Office Facilities Corp. Revenue Bonds, Capitol Complex Program	2.500%	03/01/2012	03/01/2012	$2,000,000	$2,023,800

Massachusetts – 0.9%Commonwealth of Massachusetts, GO Unlimited, Consolidated Loan, Series E, INS: FSA	5.500%	01/01/2013	01/01/2013	1,000,000	1,075,180

Michigan – 3.6%
Central Michigan University, Revenue Bonds	5.000%	10/01/2012	10/01/2012	1,315,000	1,372,282
Chippewa Valley Schools, GO Unlimited, School Building & Site, INS: SBLF	5.000%	05/01/2014	05/01/2014	400,000	436,756
Ypsilanti School District, GO Unlimited, INS: SBLF	4.000%	05/01/2012	05/01/2012	2,270,000	2,322,573

					4,131,611

Minnesota – 1.9%
University of Minnesota, Revenue Bonds, Series A, INS: GO of University	5.000%	12/01/2013	12/01/2013	2,000,000	2,202,020

Missouri – 3.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Metrolink Cross County, Series B	4.000%	10/15/2013	10/15/2013	2,000,000	2,076,700
Missouri Public Utilities Commission Revenue Bonds, Interim Construction Notes	2.000%	08/01/2011	08/01/2011	2,000,000	2,002,100

					4,078,800

Montana – 0.5%
Whitefish Montana Tax Allocation, Emergency Services Contract Project	3.000%	07/15/2011	07/15/2011	605,000	605,278

Nebraska – 1.5%
City of Omaha Revenue Bonds, Refunding Series A	2.000%	12/01/2012	12/01/2012	1,095,000	1,117,776
Omaha Airport Authority Revenue Bonds, Series 1, GO Authority	2.000%	01/01/2013	01/01/2013	545,000	554,478

					1,672,254

Nevada – 0.9%
Clark County, Airport System Junior Subordinate Lien Revenue Bonds, Series E	5.000%	07/01/2012	07/01/2012	1,000,000	1,043,700

New Jersey – 3.5%
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	05/01/2012	1,860,000	1,926,160
New Jersey Higher Education Assistance Authority Revenue Bonds, Series 1-A	4.000%	12/01/2011	12/01/2011	2,065,000	2,088,810

					4,014,970

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
New York – 8.9%
City of New York, GO Unlimited, Series H	5.000%	08/01/2013	08/01/2013	$1,450,000	$1,577,875
Metropolitan Transportation Authority, Transportation Revenue Bonds, Series B	5.000%	11/15/2013	11/15/2013	1,205,000	1,310,257
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenus Bonds, Series E	5.000%	11/01/2013	11/01/2013	2,000,000	2,195,060
New York State Dormitory Authority Revenue Bonds, Series B(b)	5.250%	05/15/2012	11/15/2023	2,000,000	2,078,600
New York State Dormitory Authority, Mental Health Services Facilities IMPT, Revenue Bonds, Class D, INS: AGM	4.000%	02/15/2012	02/15/2012	2,000,000	2,042,580
Tobacco Settlement Financing Corporation, Asset Backed Revenue Bonds, Series A	4.000%	06/01/2012	06/01/2012	1,000,000	1,031,300

					10,235,672

North Carolina – 0.3%
North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare, Series 2010 A	3.000%	01/01/2013	01/01/2013	325,000	330,310

Ohio – 1.9%
Ohio Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, Series A	4.000%	01/01/2012	01/01/2012	1,000,000	1,017,220
Ohio State Water Development Authority Revenue Bonds, Loan Fund Water Quality	5.000%	06/01/2012	06/01/2012	1,155,000	1,203,799

					2,221,019

Oklahoma – 3.6%
Cleveland County Public Facilities Authority Revenue Bonds, Norman Public School Project, Series 2010	3.500%	06/01/2012	06/01/2012	2,000,000	2,043,900
Oklahoma County Finance Authority Revenue Bonds, Putnam City Public School Project	4.000%	03/01/2013	03/01/2013	1,000,000	1,049,210
Rogers County Educational Facilities Authority, Revenue Bonds, Catoosa Public Schools Project	3.000%	09/01/2012	09/01/2012	1,000,000	1,022,040

					4,115,150

Pennsylvania – 5.3%
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	08/01/2012	1,980,000	2,072,941
Pennsylvania Economic Development Financing Authority Revenue Bonds, Convention Center Project, Series A	5.000%	06/15/2012	06/15/2012	2,000,000	2,075,560

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series AJ	5.000%	06/15/2012	06/15/2012	$1,860,000	$1,941,952

					6,090,453

South Carolina – 6.6%
City of Rock Hill, Combined Utility System Revenue Bonds, INS: Assured GTY	4.000%	01/01/2014	01/01/2014	2,315,000	2,467,420
Dillon County School Facilities Corp., Revenue Bonds, Constructions	3.000%	04/01/2013	04/01/2013	3,000,000	3,086,190
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	10/01/2011	2,000,000	2,020,520

					7,574,130

Tennessee – 0.9%
City of Oak Ridge Tennessee, GO Unlimited	2.000%	04/01/2013	04/01/2013	1,025,000	1,049,385

Texas – 9.2%
County of Harris Revenue Bonds, Tax and Subordinate Lien, Series B, INS: AGMC(b)	5.000%	08/15/2032	08/15/2032	2,525,000	2,651,578
Frisco Independent School District, GO Unlimited, INS: PSF GTD	6.500%	08/15/2012	08/15/2012	1,000,000	1,068,310
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	06/01/2012	2,000,000	2,074,840
McKinney Independent School District, GO Unlimited, INS: GTD	5.000%	02/15/2014	02/15/2014	2,400,000	2,663,616
Texas A&M University, System Revenue Financing Revenue Bonds, Series B	5.000%	05/15/2013	05/15/2013	1,940,000	2,099,003

					10,557,347

Utah – 1.1%
Utah Associated Municipal Power Systems Revenue Bonds, Payson Power Project, Series A, INS: AGMC	5.000%	04/01/2012	04/01/2012	1,250,000	1,291,175

Washington – 2.5%
City of Fife, Local Improvement District No. 08-2, Bond Anticipation Notes	2.500%	02/01/2013	02/01/2013	2,000,000	2,022,000
Washington Health Care Facilities Authority, Peacehealth Revenue Bonds	5.000%	11/01/2011	11/01/2011	795,000	805,987

					2,827,987

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Wisconsin – 1.0%
Northeast Wisconsin Technical College District, GO Unlimited, Series A	2.000%	04/01/2013	04/01/2013	$1,135,000	$1,159,822

TOTAL TAX-EXEMPT OBLIGATIONS (Cost: $112,012,393)					112,737,810

MONEY MARKET FUND – 0.9%				Shares
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)(c),(d)				1,068,964	1,068,964

TOTAL MONEY MARKET FUND (Cost: $1,068,964)					1,068,964

TOTAL INVESTMENTS(e)† – 99.0% (Cost $113,081,357)					113,806,774
Other Assets in Excess of Liabilities – 1.0%					1,125,888

NET ASSETS – 100.0%					$114,932,662

(a)	Zero-coupon bond – Interest rate represents current yield to maturity.

(b)	Floating Rate Note – Interest rate shown is rate in effect at June 30, 2011.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(e)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 to the Notes to Financial Statements.

Acronym	Name

AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
INS	Insured
NPFGC	National Public Finance Guarantee Corporation
PSF	Permanent School Fund
RMKT	Remarketable

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
June 30, 2011 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at June 30, 2011 is listed in the Portfolio of Investments.

Shares
	Number of	purchased	Shares sold			Income earned	Realized
	shares	for the	for the	Number of		for	gain
	held	six months	six months	shares	Value at	six months	on shares
Security Description	at 12/31/2010	ended 06/30/2011	ended 06/30/2011	held at 06/30/2011	06/30/2011	ended 06/30/2011	sold

State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)	237,270	40,354,901	39,523,207	1,068,964	$1,068,964	$547	$–

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments in unaffiliated issuers at market value (identified cost $112,012,393)	$112,737,810
Investments in non-controlled affiliates at market value (identified cost $1,068,964) (Note 4)	1,068,964

Total investments at market value (identified cost $113,081,357)	113,806,774
Interest receivable	1,147,454
Prepaid expenses and other assets	10,069

Total assets	114,964,297
Liabilities
Management fee (Note 4)	19,047
Professional fees	9,361
Administration and custody fees (Note 3)	2,616
Accrued expenses and other liabilities	611

Total liabilities	31,635

Net Assets	$114,932,662

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio

Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

Investment Income
Interest	$821,885
Dividend income – non-controlled affiliated issuer	547

Total investment income	822,432

Expenses
Management fees (Note 4)	49,724
Professional fees	26,925
Administration and custody fees (Note 4)	7,124
Trustees’ fees (Note 5)	5,868
Insurance fees	5,216
Printing fees	634
Other expenses	333

Total expenses	95,824

Net Investment Income	$726,608

Realized and Unrealized Gain
Net realized gain on investments	$47,217
Net change in net unrealized appreciation on investments	141,825

Net Increase in Net Assets Resulting from Operations	$915,650

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

Increase (Decrease) in Net Assets From:
Operations
Net investment income	$726,608	$1,560,126
Net realized gain (loss) on investments	47,217	190,861
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	141,825	(491,854)

Net increase in net assets from operations	915,650	1,259,133

Capital Transactions
Contributions	24,995,778	14,063,935
Withdrawals	(26,642)	(6,676,693)

Net increase in net assets from capital transactions	24,969,136	7,387,242

Net Increase in Net Assets	25,884,786	8,646,375
Net Assets
Beginning of period	89,047,876	80,401,501

End of period	$114,932,662	$89,047,876

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months
	Ended		Year		Year		Year		Period
	6/30/11		Ended		Ended		Ended		Ended
	(Unaudited)		12/31/10		12/31/09		12/31/08		12/31/07(a)

Supplemental Data and Ratios:
Net assets, end of period (000s)	114,933		89,048		80,402		101,330		40,467
Ratios to average net assets:
Gross operating expenses	0.19	%*	0.19%		0.21%		0.23%		0.35	%*
Net operating expenses	0.19	%*	0.16%		0.10%		0.10%		0.10	%*
Net investment income	1.46	%*	1.80%		2.25%		2.44%		3.58	%*
Expense Waiver	–		0.03	%(b)	0.11	%(b)	0.13	%(b)	0.25	%*(b)
Portfolio turnover rate	14	%**	17%		50%		89%		31	%**
Total Return(c)	0.91	%**	1.46%		3.36%		3.04%		3.33	%**

(a)	The portfolio commenced operations on February 7, 2007.

(b)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. With out these waivers, net investment income would have been lower.

(c)	Results represent past performance and are not indicative of future results.

*	Annualized.

**	Not annualized.

See Notes to Financial Statements.

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)

1.	Organization
The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”). The Portfolio commenced operations on February 7, 2007. At June 30, 2011, the following Portfolios were in operation: the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Short-Term Tax Exempt Bond Portfolio’s investment objective is to seek to provide federally tax-exempt current income and liquidity. The Portfolio invests at least 80% of its assets in a diversified portfolio of investment grade municipal debt securities and maintains a dollar-weighted average portfolio duration of two years or less. The Portfolio is not a money market fund, and it is expected that the Portfolio will be managed in such a way that a feeder fund’s net asset value per share will fluctuate. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money by investing in the Portfolio.

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2011, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

TAX-EXEMPT OBLIGATIONS	$–	$112,737,810	$–	$112,737,810

MONEY MARKET FUND	1,068,964	–	–	1,068,964

TOTAL INVESTMENTS	$1,068,964	$112,737,810	$–	$113,806,774

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended June 30, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2010, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2011, tax years since inception through 2010 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2011, the book cost of investments was $113,081,357 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $766,994 and $41,577, respectively, resulting in net appreciation/depreciation of $725,417 for all securities as computed on a federal income tax basis.

Use of Estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.	Securities Transactions
For the period ended June 30, 2011, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $52,522,650 and $26,716,668, respectively.

4.	Related Party Fees
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio’s average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Annual percentage of
Asset Levels	average aggregate daily net assets

First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
June 30, 2011 (Unaudited)

5.	Investment Sub-Adviser
Effective April 1, 2010, Nuveen Asset Management (“Nuveen”) serves as the investment sub-adviser to the Portfolio and is responsible for the day-to-day management of the Portfolio’s investments, subject to supervision by the Adviser and the Board of Trustees. For its services, the Adviser pays Nuveen 50% of the management fee, net of waivers, paid by the Portfolio to the Adviser. The Portfolio is not responsible for the fees paid to Nuveen.

6.	Trustees’ Fees
The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $30,000. Each Trustee is reimbursed for out-of-pocket and travel expenses.

7.	Indemnifications
The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

8.	Subsequent Events
In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements.

Management has determined that there are no additional material events that would require disclosure in the Portfolio’s financial statements.

State Street Short-Term Tax Exempt Bond Portfolio
General Information (Unaudited)
June 30, 2011

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator and Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Short-Term Tax Exempt Bond Portfolio
State Street Bank and Trust Company
P.O. Box 5049

Boston, MA 02206	SSITSHTFBDSAR

Item 2. Code of Ethics.
Not applicable to this filing.
Item 3. Audit Committee Financial Expert.
Not applicable to this filing.
Item 4. Principal Accountant Fees and Services.
Not applicable to this filing.
Item 5. Audit Committees of Listed Registrants.
Not applicable to the Registrant.
Item 6. Schedule of Investments.
(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.
(b) Not applicable to the Registrant.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There has been no material change to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominating Committee. The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by the shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.

Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act, as amended.
(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Institutional Investment Trust
By:	/s/ James E. Ross
James E. Ross
President

Date: November 25, 2011
By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
Date: November 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President (Principal Executive Officer)
Date: November 25, 2011

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer (Principal Financial Officer)
Date: November 25, 2011